UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                         FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2003


Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6300







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:











I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $30,566





List of Other Included Managers:



No.   13F File Number        Name











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                                                          FORM 13F INFORMATION TABLE

                                                           VALUE       SHS/ SH/      INVSTMT                     SHRD
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000)     PRN  PR       DSCRETN

------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------



ABBOTT LABORATORIES                COM             002824100       981   26080SH         DEFINED            0
ALCOA INC                          COM             013817101       732   37790SH         DEFINED            0
ALLTEL CORP                        COM             020039103       686   15335SH         DEFINED            0
AMERICAN INTL GROUP INC            COM             026874107      1477   29876SH         DEFINED            0
ANHEUSER BUSCH COS INC             COM             035229103      1810   38840SH         DEFINED            0
APARTMENT INVT & MGMT CO CL A      COM             03748R101       255    7000SH         DEFINED            0
BP PLC ADRS                        COM             055622104       977   25321SH         DEFINED            0
BANK OF AMERICA CORP               COM             060505104      1218   18223SH         DEFINED            0
BAXTER INTERNATIONAL INC           COM             071813109       458   24570SH         DEFINED            0
BUCKEYE PARTNERS LP                UNIT LTD PARTNER118230101       288    8000SH         DEFINED            0
CITIGROUP INC                      COM             172967101      1143   33186SH         DEFINED            0
COMCAST CORP CL A SPL              COM             20030N200       567   20630SH         DEFINED            0
EL PASO CORP                       COM             28336L109       187   30930SH         DEFINED            0
ELECTRONIC DATA SYS CORP (NEW)     COM             285661104       206   11715SH         DEFINED            0
EMERSON ELECTRIC COMPANY           COM             291011104      1000   22045SH         DEFINED            0
EXXON MOBIL CORP (NEW)             COM             30231G102      1148   32848SH         DEFINED            0
FORD MOTOR CO (NEW)                COM PAR $0.01   345370860       497   66156SH         DEFINED            0
GENERAL ELECTRIC COMPANY           COM             369604103      1080   42355SH         DEFINED            0
GILLETTE COMPANY                   COM             375766102      1472   47563SH         DEFINED            0
HEWLETT-PACKARD COMPANY            COM             428236103       616   39586SH         DEFINED            0
HONEYWELL INTERNATIONAL INC        COM             438516106       636   29755SH         DEFINED            0
INTEL CORPORATION                  COM             458140100       229   14079SH         DEFINED            0
INTERNATIONAL BUSINESS MACHINE     COM             459200101      1386   17668SH         DEFINED            0
INTERNATIONAL PAPER                COM             460146103       839   24825SH         DEFINED            0
INTERPUBLIC GROUP OF COS INC       COM             460690100       398   42825SH         DEFINED            0
J.P. MORGAN CHASE & CO             COM             46625H100       915   38612SH         DEFINED            0
KIMBERLY CLARK                     COM             494368103      1041   22909SH         DEFINED            0
MCDONALDS CORP                     COM             580135101       440   30409SH         DEFINED            0
MERRILL LYNCH & CO INC             COM             590188108       494   13955SH         DEFINED            0
SBC COMMUNICATIONS INC             COM             78387G103       342   17045SH         DEFINED            0
SPDR TRUST UNIT SER 1              COM             78462F103       924   10900SH         DEFINED            0
SAFEWAY INC                        COM             786514208       531   28060SH         DEFINED            0
SCHERING PLOUGH CORP               COM             806605101       616   34550SH         DEFINED            0
TARGET CORP                        COM             87612E106      1273   43500SH         DEFINED            0
TOTAL FINA ELF SA SPON ADR         COM             89151E109      1000   15802SH         DEFINED            0
VERIZON COMMUNICATIONS             COM             92343V104       715   20233SH         DEFINED            0
WELLS FARGO & CO (NEW)             COM             949746101      1139   25310SH         DEFINED            0
WYETH CORP                         COM             983024100       849   22440SH         DEFINED            0



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